Shareholders' Equity - Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended							12 Months Ended
	Jan. 31, 2019	Sep. 30, 2018	Apr. 30, 2016	May 31, 2015	Nov. 30, 2014	Feb. 28, 2014	Aug. 31, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Preferred stock cash dividend								$ 188	$ 182	$ 173
Proceeds from issuance of preferred stock, net of issuance costs								$ 495	$ 0	$ 493
Series C Preferred Stock
Class of Stock [Line Items]
Preferred dividends declared (USD per share)								$ 5,250	$ 5,250
Preferred stock cash dividend								$ 26	$ 26
Ownership Interest Per Depositary Share							0.025%
Liquidation preference per share (USD per share)							$ 100,000
Proceeds from issuance of preferred stock, net of issuance costs							$ 488
Series C Preferred Stock, Depository Share
Class of Stock [Line Items]
Preferred dividends declared (USD per share)								$ 1.32	$ 1.32
Shares issued (shares)							20,000,000
Liquidation preference per share (USD per share)							$ 25
Series D Preferred Stock
Class of Stock [Line Items]
Preferred dividends declared (USD per share)								$ 5,900	$ 5,900
Preferred stock cash dividend								$ 44	$ 44
Ownership Interest Per Depositary Share						0.025%
Liquidation preference per share (USD per share)						$ 100,000
Proceeds from issuance of preferred stock, net of issuance costs						$ 742
Series D Preferred Stock, Depository Share
Class of Stock [Line Items]
Preferred dividends declared (USD per share)								$ 1.48	$ 1.48
Shares issued (shares)						30,000,000
Liquidation preference per share (USD per share)						$ 25
Series E Preferred Stock
Class of Stock [Line Items]
Preferred dividends declared (USD per share)								$ 6,000	$ 6,000
Preferred stock cash dividend								$ 45	$ 45
Ownership Interest Per Depositary Share					0.025%
Liquidation preference per share (USD per share)					$ 100,000
Proceeds from issuance of preferred stock, net of issuance costs					$ 728
Series E Preferred Stock, Depository Share
Class of Stock [Line Items]
Preferred dividends declared (USD per share)								$ 1.52	$ 1.52
Shares issued (shares)					30,000,000
Liquidation preference per share (USD per share)					$ 25
Series F Preferred Stock
Class of Stock [Line Items]
Preferred dividends declared (USD per share)								$ 5,250	$ 5,250
Preferred stock cash dividend								$ 40	$ 40
Ownership Interest Per Depositary Share				1.00%
Liquidation preference per share (USD per share)				$ 100,000
Proceeds from issuance of preferred stock, net of issuance costs				$ 742
Series F Preferred Stock, Depository Share
Class of Stock [Line Items]
Preferred dividends declared (USD per share)								$ 52.5	$ 52.50
Shares issued (shares)				750,000
Liquidation preference per share (USD per share)				$ 1,000
Series G Preferred Stock
Class of Stock [Line Items]
Preferred dividends declared (USD per share)								$ 5,352	$ 5,352
Preferred stock cash dividend								$ 27	$ 27
Ownership Interest Per Depositary Share			0.025%
Liquidation preference per share (USD per share)			$ 100,000
Proceeds from issuance of preferred stock, net of issuance costs			$ 493
Series G Preferred Stock, Depository Share
Class of Stock [Line Items]
Preferred dividends declared (USD per share)								$ 1.32	$ 1.32
Shares issued (shares)			20,000,000
Liquidation preference per share (USD per share)			$ 25
Series H Preferred Stock
Class of Stock [Line Items]
Preferred dividends declared (USD per share)								$ 1,219	$ 0
Preferred stock cash dividend								$ 6	$ 0
Shares issued (shares)		500,000
Ownership Interest Per Depositary Share		1.00%
Liquidation preference per share (USD per share)		$ 100,000
Proceeds from issuance of preferred stock, net of issuance costs		$ 494
Series H Preferred Stock, Depository Share
Class of Stock [Line Items]
Preferred dividends declared (USD per share)								$ 12.18	$ 0
Shares issued (shares)		500,000
Liquidation preference per share (USD per share)		$ 1,000
Subsequent Event | Series C Preferred Stock
Class of Stock [Line Items]
Preferred dividends declared (USD per share)	$ 1,313,000,000
Preferred stock cash dividend	$ 6
Subsequent Event | Series C Preferred Stock, Depository Share
Class of Stock [Line Items]
Preferred dividends declared (USD per share)	$ 330,000.00
Subsequent Event | Series D Preferred Stock
Class of Stock [Line Items]
Preferred dividends declared (USD per share)	$ 1,475,000,000
Preferred stock cash dividend	$ 11
Subsequent Event | Series D Preferred Stock, Depository Share
Class of Stock [Line Items]
Preferred dividends declared (USD per share)	$ 370,000.00
Subsequent Event | Series E Preferred Stock
Class of Stock [Line Items]
Preferred dividends declared (USD per share)	$ 1,500,000,000
Preferred stock cash dividend	$ 11
Subsequent Event | Series E Preferred Stock, Depository Share
Class of Stock [Line Items]
Preferred dividends declared (USD per share)	$ 380,000.00
Subsequent Event | Series F Preferred Stock
Class of Stock [Line Items]
Preferred dividends declared (USD per share)	$ 2,625,000,000
Preferred stock cash dividend	$ 20
Subsequent Event | Series F Preferred Stock, Depository Share
Class of Stock [Line Items]
Preferred dividends declared (USD per share)	$ 26,250,000.00
Subsequent Event | Series G Preferred Stock
Class of Stock [Line Items]
Preferred dividends declared (USD per share)	$ 1,338,000,000
Preferred stock cash dividend	$ 7
Subsequent Event | Series G Preferred Stock, Depository Share
Class of Stock [Line Items]
Preferred dividends declared (USD per share)	$ 330,000.00